Notes And Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Notes Payable and Trade Payable

	As of December 31,
	2024	2023
Notes payables	$80	$182
Trade payables	29,271	37,935
	$29,351	$38,117